T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  12.2%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (1)(2) 7,300 828
828
Entertainment  1.7%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,900 354
Live Nation Entertainment (1) 22,600 3,806
Netflix (1) 180,000 15,484
ROBLOX, Class A (1) 17,500 825
Roku (1) 1,200 156
Spotify Technology (1) 7,856 3,910
Take-Two Interactive Software (1) 1,902 426
TKO Group Holdings  9,200 1,888
26,849
Interactive Media & Services  10.4%
Alphabet, Class C  291,080 109,571
Meta Platforms, Class A  77,900 49,273
Reddit, Class A (1) 10,524 1,852
160,696
Total Communication Services 188,373
CONSUMER DISCRETIONARY  12.2%
Automobiles  3.1%
Ferrari (2) 3,640 1,238
Tesla (1) 107,375 46,793
48,031
Broadline Retail  5.3%
Amazon.com (1) 297,360 80,477
Coupang (1) 21,000 349
eBay  1,400 153
MercadoLibre (1) 500 848
Ollie's Bargain Outlet Holdings (1) 992 81
81,908
Diversified Consumer Services  0.1%
Service Corp. International  19,580 1,472
1,472
Hotels, Restaurants & Leisure  1.6%
Booking Holdings  36,500 6,111
Cava Group (1)(2) 2,850 221

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (1) 6,000 191
Churchill Downs  800 70
Darden Restaurants  3,800 775
Domino's Pizza  300 93
Dutch Bros, Class A (1)(2) 31,400 1,821
Expedia Group  4,950 1,117
Hilton Worldwide Holdings  17,900 5,865
Hyatt Hotels, Class A (2) 600 109
Las Vegas Sands  10,850 549
Royal Caribbean Cruises  10,525 2,996
Texas Roadhouse  2,150 388
Viking Holdings (1) 30,776 2,835
Wingstop (2) 400 63
Yum! Brands  6,000 888
24,092
Household Durables  0.0%
SharkNinja (1)(2) 1,350 165
Somnigroup International  5,100 361
526
Specialty Retail  1.9%
AutoZone (1) 29 85
Boot Barn Holdings (1) 1,200 204
Burlington Stores (1) 3,675 1,190
Carvana (1) 70,625 5,156
Chewy, Class A (1)(2) 10,000 225
Home Depot  22,840 7,243
Murphy USA  500 253
O'Reilly Automotive (1) 33,650 2,924
Ross Stores  4,150 962
TJX  58,277 9,018
Tractor Supply  16,375 516
Ulta Beauty (1) 800 407
Valvoline (1) 14,700 496
Wayfair, Class A (1) 3,800 275
Williams-Sonoma  600 122
29,076
Textiles, Apparel & Luxury Goods  0.2%
Amer Sports (1) 3,500 124
Birkenstock Holding (1)(2) 2,100 95
Deckers Outdoor (1) 2,400 273
On Holding, Class A (1) 4,000 163
Ralph Lauren  5,600 2,038

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Tapestry  6,200 902
3,595
Total Consumer Discretionary 188,700
CONSUMER STAPLES  2.6%
Beverages  0.2%
Celsius Holdings (1) 8,400 280
Coca-Cola  37,000 2,923
3,203
Consumer Staples Distribution & Retail  1.8%
BJ's Wholesale Club Holdings (1) 13,675 1,166
Casey's General Stores  550 422
Costco Wholesale  20,400 19,509
Dollar General  1,000 111
Performance Food Group (1) 1,900 186
Sprouts Farmers Market (1) 1,000 83
U.S. Foods Holding (1) 9,750 798
Walmart  43,500 5,035
27,310
Food Products  0.0%
Freshpet (1) 1,400 72
McCormick  2,200 104
176
Household Products  0.2%
Colgate-Palmolive  29,000 2,614
2,614
Personal Care Products  0.1%
Estee Lauder, Class A  13,900 1,236
1,236
Tobacco  0.3%
Philip Morris International  25,700 4,559
4,559
Total Consumer Staples 39,098
ENERGY  0.7%
Energy Equipment & Services  0.0%
TechnipFMC  3,300 226
226
Oil, Gas & Consumable Fuels  0.7%
Cameco  3,500 394
Cheniere Energy  3,750 843

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Diamondback Energy  9,900 1,896
EQT  2,100 115
Expand Energy  800 74
HF Sinclair  4,100 287
Ovintiv  4,600 258
Permian Resources, Class A  7,700 148
Targa Resources  23,400 5,969
Texas Pacific Land  2,000 786
Uranium Energy (1)(2) 10,000 138
10,908
Total Energy 11,134
FINANCIALS  5.6%
Banks  0.0%
East West Bancorp  2,100 257
257
Capital Markets  2.4%
Ameriprise Financial  3,000 1,337
Ares Management, Class A  5,100 655
Bank of New York Mellon  30,350 4,232
Blackrock  2,400 2,513
Cboe Global Markets  500 167
CME Group  9,310 2,547
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (1)(3)(4) 7,765 132
Interactive Brokers Group, Class A  53,000 4,609
KKR  10,000 959
Lazard  2,500 118
LPL Financial Holdings  3,000 821
Moody's  11,511 5,217
Morgan Stanley  13,300 2,766
MSCI  8,850 5,588
Nasdaq  1,400 130
Robinhood Markets, Class A (1) 4,500 424
S&P Global  5,337 2,263
StepStone Group, Class A  2,300 114
Stifel Financial  1,800 126
Tradeweb Markets, Class A  15,140 1,518
36,236
Consumer Finance  0.0%
SLM  3,000 66
66

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  3.0%
Affirm Holdings (1) 2,900 214
Block (1) 9,300 704
Corpay (1) 3,150 1,140
Global Payments  1,600 121
Mastercard, Class A  37,900 18,722
Rocket, Class A (1) 1,000 14
Toast, Class A (1) 10,000 260
Visa, Class A  77,600 25,325
46,500
Insurance  0.2%
Allstate  650 134
Arthur J Gallagher  6,100 1,227
Globe Life  1,600 245
Hanover Insurance Group  692 129
Marsh & McLennan  9,500 1,520
Progressive  1,500 285
3,540
Total Financials 86,599
HEALTH CARE  6.7%
Biotechnology  1.2%
Alnylam Pharmaceuticals (1) 12,601 3,805
Argenx, ADR (1) 4,343 3,631
Ascendis Pharma (1) 600 134
BeOne Medicines, ADR (1) 650 187
Cogent Biosciences (1) 3,300 115
Cytokinetics (1) 1,700 131
Insmed (1) 6,950 743
Ionis Pharmaceuticals (1)(2) 6,500 497
Krystal Biotech (1) 500 155
Kymera Therapeutics (1)(2) 3,500 285
Mirum Pharmaceuticals (1) 1,200 122
Natera (1) 5,950 1,329
Neurocrine Biosciences (1) 2,945 466
Nuvalent, Class A (1) 1,200 132
Praxis Precision Medicines (1) 400 140
Revolution Medicines (1) 2,000 315
Summit Therapeutics (1)(2) 5,000 88
United Therapeutics (1) 200 111
Vaxcyte (1)(2) 2,100 108
Vertex Pharmaceuticals (1) 13,399 5,997
18,491

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  1.0%
Boston Scientific (1) 30,000 1,449
Dexcom (1) 13,278 979
Glaukos (1) 1,000 103
IDEXX Laboratories (1) 8,762 4,938
Insulet (1) 1,100 160
Intuitive Surgical (1) 14,191 6,026
Medline, Class A (1) 44,150 1,614
Penumbra (1) 1,800 573
ResMed  1,300 248
16,090
Health Care Providers & Services  1.6%
BrightSpring Health Services (1) 41,600 2,566
Cardinal Health  6,175 1,215
Cencora  14,600 3,933
Centene (1) 2,500 149
Encompass Health  28,000 2,964
Guardant Health (1) 1,300 169
HCA Healthcare  9,550 3,615
HealthEquity (1) 1,100 97
McKesson  8,500 6,311
Quest Diagnostics  1,300 253
RadNet (1) 1,500 83
Tenet Healthcare (1) 1,400 245
UnitedHealth Group  6,100 2,320
23,920
Health Care Technology  0.1%
Veeva Systems, Class A (1) 8,892 1,550
Waystar Holding (1)(2) 4,600 92
1,642
Life Sciences Tools & Services  0.4%
Charles River Laboratories International (1) 800 145
Medpace Holdings (1) 4,450 1,990
Mettler-Toledo International (1) 1,313 1,550
Repligen (1) 700 87
Thermo Fisher Scientific  3,519 1,733
West Pharmaceutical Services  800 258
5,763
Pharmaceuticals  2.4%
Axsome Therapeutics (1) 600 141
Elanco Animal Health (1)(2) 5,600 133

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Eli Lilly  33,800 37,349
37,623
Total Health Care 103,529
INDUSTRIALS & BUSINESS SERVICES  8.0%
Aerospace & Defense  3.4%
Arxis, Class A (1) 4,528 203
Axon Enterprise (1) 5,850 2,625
Boeing (1) 33,400 7,720
BWX Technologies  1,400 274
Carpenter Technology  500 235
Curtiss-Wright  2,500 1,869
FTAI Aviation  5,150 1,341
General Electric  51,600 16,706
HEICO  4,000 1,393
Howmet Aerospace  48,800 12,603
Karman Holdings (1)(2) 3,550 204
Kratos Defense & Security Solutions (1) 1,500 96
Leonardo DRS  2,200 107
Loar Holdings (1)(2) 1,860 120
Northrop Grumman  2,900 1,635
Rocket Lab (1) 19,150 2,748
StandardAero (1) 4,376 125
TransDigm Group  1,928 2,426
52,430
Air Freight & Logistics  0.0%
GXO Logistics (1) 1,500 75
75
Building Products  0.3%
AAON (2) 2,700 379
Lennox International  750 377
Madison Air Solutions, Class A (1) 3,092 134
Modine Manufacturing (1) 500 139
Trane Technologies  9,000 4,062
5,091
Commercial Services & Supplies  0.4%
Cintas  17,000 2,911
Clean Harbors (1) 500 141
GFL Environmental (2) 2,500 84
Republic Services  6,400 1,283
Tetra Tech  3,200 88

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Veralto  16,200 1,332
5,839
Construction & Engineering  1.0%
API Group (1) 4,387 180
Comfort Systems USA  3,600 6,581
Quanta Services  11,150 7,936
14,697
Electrical Equipment  1.6%
Bloom Energy, Class A (1) 1,000 285
Eaton  4,800 1,923
GE Vernova  12,200 11,813
Hubbell  7,900 3,742
Nextpower, Class A (1) 1,000 156
nVent Electric  2,100 351
Rockwell Automation  303 137
Vertiv Holdings, Class A  17,775 5,612
Vicor (1) 700 234
24,253
Ground Transportation  0.2%
Old Dominion Freight Line  12,184 2,743
XPO (1)(2) 1,200 257
3,000
Machinery  0.3%
Deere  2,847 1,543
Esab  1,175 109
JBT Marel  900 121
Middleby (1) 800 124
Mueller Industries  1,000 129
RBC Bearings (1) 3,100 1,773
Symbotic (1) 2,500 116
Westinghouse Air Brake Technologies  600 157
4,072
Passenger Airlines  0.0%
United Airlines Holdings (1) 1,200 138
138
Professional Services  0.3%
Automatic Data Processing  11,600 2,573
Booz Allen Hamilton Holding  3,826 303
Broadridge Financial Solutions  3,061 471
CACI International, Class A (1) 300 154
Equifax  465 77

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ExlService Holdings (1) 2,000 58
Paychex  700 68
Paylocity Holding (1) 1,300 150
UL Solutions, Class A (2) 7,500 746
Verisk Analytics  3,481 609
5,209
Trading Companies & Distributors  0.5%
Applied Industrial Technologies  500 152
Core & Main, Class A (1) 2,900 143
Fastenal  78,000 3,448
Ferguson Enterprises  12,900 2,915
W.W. Grainger  1,100 1,358
8,016
Total Industrials & Business Services 122,820
INFORMATION TECHNOLOGY  50.1%
Communications Equipment  0.9%
Arista Networks (1) 51,600 8,229
Lumentum Holdings (1) 2,100 1,795
Motorola Solutions  8,000 3,226
Viavi Solutions (1) 7,900 384
13,634
Electronic Equipment, Instruments & Components  1.4%
Amphenol, Class A  60,900 9,060
Belden  2,900 305
CDW  6,515 817
Celestica (1) 1,300 501
Cognex  1,900 125
Coherent (1) 1,200 434
Corning  12,300 2,228
Fabrinet (1) 4,100 2,682
Keysight Technologies (1) 400 135
TD SYNNEX  2,400 627
TE Connectivity  700 149
Teledyne Technologies (1) 5,900 3,657
TTM Technologies (1) 700 122
Zebra Technologies, Class A (1) 246 60
20,902
IT Services  0.5%
Cloudflare, Class A (1) 11,625 2,811
DigitalOcean Holdings (1)(2) 3,000 468
MongoDB (1) 500 168

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Okta (1) 3,000 370
Shopify, Class A (1) 13,000 1,543
Snowflake (1) 5,500 1,405
Twilio, Class A (1) 1,000 191
6,956
Semiconductors & Semiconductor Equipment  24.7%
Advanced Micro Devices (1) 46,051 23,767
Analog Devices  10,675 4,418
ARM Holdings, ADR (1) 9,500 3,356
Astera Labs (1) 4,900 1,680
Broadcom  188,400 84,171
Cerebras Systems, Class A (1) 4,050 960
Credo Technology Group Holding (1) 1,200 283
Entegris  12,600 1,749
GLOBALFOUNDRIES (1) 1,500 120
Impinj (1) 500 75
KLA  7,100 13,644
Lam Research  41,100 13,077
Lattice Semiconductor (1) 19,127 2,813
MACOM Technology Solutions Holdings (1) 1,000 365
Microchip Technology  1,300 123
Micron Technology  17,800 17,284
MKS  400 130
Monolithic Power Systems  5,037 7,889
NVIDIA  912,000 192,560
ON Semiconductor (1) 2,100 253
Onto Innovation (1) 700 181
Rambus (1) 1,200 175
SiTime (1) 400 284
Skyworks Solutions  1,900 148
Taiwan Semiconductor Manufacturing, ADR  15,800 6,611
Teradyne  500 187
Tower Semiconductor (1) 13,200 3,369
379,672
Software  13.2%
Appfolio, Class A (1) 600 97
AppLovin, Class A (1) 13,000 7,970
Autodesk (1) 7,791 1,802
Cadence Design Systems (1) 13,889 5,207
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $719 (1)(3)(4) 422 632
Circle Internet Group (1)(2) 1,000 113
Crowdstrike Holdings, Class A (1) 13,400 9,795

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 975
Datadog, Class A (1) 21,449 5,305
Descartes Systems Group (1) 1,100 81
Dynatrace (1) 2,448 104
Fair Isaac (1) 700 875
Fortinet (1) 34,500 4,760
Guidewire Software (1) 2,100 321
HubSpot (1) 1,600 353
InterDigital (2) 5,293 1,334
Intuit  13,000 4,310
JFrog (1) 2,000 159
Manhattan Associates (1) 1,900 285
Microsoft  252,125 113,517
Nutanix, Class A (1) 1,900 99
Oracle  56,200 12,689
Palantir Technologies, Class A (1) 95,900 15,012
Palo Alto Networks (1) 25,600 7,211
Pegasystems  900 32
Procore Technologies (1) 2,200 109
PTC (1) 200 28
Rubrik, Class A (1) 2,600 204
Samsara, Class A (1) 45,000 1,575
ServiceNow (1) 29,000 3,607
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 48
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 118
Synopsys (1) 8,328 3,961
Tyler Technologies (1) 2,700 846
Zscaler (1) 2,000 280
203,814
Technology Hardware, Storage & Peripherals  9.4%
Apple  457,000 142,611
Everpure, Class A (1) 7,850 624
Seagate Technology Holdings  1,000 880
144,115
Total Information Technology 769,093
MATERIALS  0.7%
Chemicals  0.4%
Ecolab  10,100 2,586
Linde  3,050 1,518
Sensient Technologies  1,100 125
Sherwin-Williams  7,814 2,374

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Solstice Advanced Materials  1,500 126
6,729
Containers & Packaging  0.0%
Packaging Corp. of America  600 131
131
Metals & Mining  0.3%
Almonty Industries (1) 5,000 99
Anglogold Ashanti  2,200 213
Kinross Gold  116,600 3,519
MP Materials (1)(2) 3,000 194
Steel Dynamics  1,900 494
4,519
Paper & Forest Products  0.0%
Louisiana-Pacific  1,500 115
115
Total Materials 11,494
REAL ESTATE  0.4%
Health Care Real Estate Investment Trusts  0.1%
Ventas, REIT  18,700 1,579
1,579
Real Estate Management & Development  0.0%
CBRE Group, Class A (1) 2,100 263
263
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  3,700 758
758
Specialized Real Estate Investment Trusts  0.3%
Iron Mountain, REIT  21,700 2,783
Lamar Advertising, Class A, REIT  14,250 2,173
4,956
Total Real Estate 7,556
UTILITIES  0.3%
Electric Utilities  0.1%
IDACORP (2) 3,300 463
NRG Energy  4,100 550
1,013
Independent Power & Renewable Electricity
Producers  0.2%
Talen Energy (1) 400 155

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vistra  18,900 3,028
3,183
Total Utilities 4,196
Total Common Stocks (Cost $612,101) 1,532,592
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 37
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 2,959
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 809
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 2,116
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 8
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 156
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 81
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)
(4) 12,046 143
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 117
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 2
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 272
Total Information Technology 6,700
Total Convertible Preferred Stocks (Cost $3,009) 6,700
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.67% (5)(6) 1,329,306 1,329
Total Short-Term Investments (Cost $1,329) 1,329

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.67% (5)(6) 3,537,480 3,537
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,537
Total Securities Lending Collateral (Cost $3,537) 3,537
Total Investments in Securities  100.3%
(Cost $619,976) $ 1,544,158
Other Assets Less Liabilities (0.3)% (4,364)
Net Assets 100.0% $ 1,539,794
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,605 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 10
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
2/28/26
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 1,822  ¤  ¤ $ 1,329
T. Rowe Price Treasury
Reserve Fund, 3.67% 1,714  ¤  ¤ 3,537
Total $ 4,866^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,866.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Efficient Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Efficient Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,530,687 $ — $ 1,905 $ 1,532,592
Convertible Preferred Stocks — — 6,700 6,700
Short-Term Investments 1,329 — — 1,329
Securities Lending Collateral 3,537 — — 3,537
Total $ 1,535,553 $ — $ 8,605 $ 1,544,158

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existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F136-054Q1 05/26